Share-Based Compensation - 2016 and 2024 Share Incentive Plans (Details) ¥ in Thousands		1 Months Ended			12 Months Ended
	Mar. 22, 2024 $ / shares shares	Mar. 31, 2025 shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 $ / shares	Mar. 21, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 shares
2016 Share Incentive Plan
Share-based compensation
Shares authorized by the board under the plan												21,000,000
Number of awards outstanding							0
2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Share-based compensation
Number of share units granted			743,366	535,955
2016 Share Incentive Plan | Restricted Share Units | Selling, general and administrative expenses
Share-based compensation
Share-based compensation expense | ¥						¥ 112,956		¥ 96,698
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (in dollars per share) | $ / shares							$ 21.02				$ 26.27
2024 Share Incentive Plan
Share-based compensation
Share-based compensation expense | ¥					¥ 13,761	¥ 22,561
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (in dollars per share) | $ / shares	$ 21.02									$ 21.67
Number of share options
Granted (in shares)	916,200
Exercise price | $ / shares	$ 21.88
Vesting period	3 years
Options contractual term	10 years
Weighted average grant date fair value of options granted | $ / shares							$ 6.7
Unrecognized compensation expense related to unvested share options | ¥					¥ 6,876
Period of recognition of compensation cost					1 year 2 months 23 days
2024 Share Incentive Plan | Tranche one
Number of share options
Share based options vested, percentage	33.00%
2024 Share Incentive Plan | Tranche two
Number of share options
Share based options vested, percentage	33.00%
2024 Share Incentive Plan | Tranche three
Number of share options
Share based options vested, percentage	34.00%
2024 Share Incentive Plan | Class A ordinary shares
Share-based compensation
Shares authorized by the board under the plan			3,000,000
2024 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Share-based compensation
Number of share units granted		454,997
Share-based compensation expense | ¥					¥ 66,127
Fair value per unit
Fair value of underlying ordinary shares on the date of option grants (in dollars per share) | $ / shares									$ 20.05